Goodwill and other intangible assets (Details 3) (KRW) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill and other intangible assets
2014	4,006
2015	3,964
2016	3,964
2017	675
2018 and thereafter	100
Net Carrying Amount	12,709